INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
12 INCOME AND SOCIAL CONTRIBUTION TAXES
The Company management believes in the validity of the provisions of international treaties entered by Brazil to avoid double taxation. In order to ensure its right to non-double taxation, the Company filed a lawsuit in April 2019, which aims to exempt the double taxation in Brazil, of profits earned by its subsidiary located in Austria, according to Law No. 12,973/14. Due to the preliminary injunction granted in favor of the Company in the aforementioned lawsuit, the Company decided not to add the profit from Suzano International Trading GmbH, located in Austria, when determining its taxable income and social contribution basis of the net profit of the Company for the year ended December 31, 2025. There is no provision for tax related to the non-double taxation profits of such subsidiary in 2025. Disclosures about uncertain tax positions for income tax and social contribution (IFRIC 23) are presented in Note 20.2.
12.1 Deferred taxes
12.1.1 Deferred income and social contribution taxes

	12/31/2025	12/31/2024
Tax loss carried forward	982,480	796,831
Negative tax basis of social contribution carried forward	381,600	307,143

Assets - temporary differences
Provision for judicial liabilities	269,757	324,873
Operating provisions	559,288	515,779
Provisions for other losses	619,567	547,242
Employee benefit plans	251,990	245,331
Exchange rate variations	3,443,822	7,385,034
Derivatives losses (“MtM”)(1)		2,230,835
Amortization of fair value adjustments arising from business combinations	620,973	625,745
Unrealized profit on inventories	237,740	539,157
Leases (1)	541,431	606,944
	7,908,648	14,124,914

Liabilities - temporary differences
Goodwill - tax benefit on unamortized goodwill	1,878,119	1,589,887
Property, plant and equipment - deemed cost	985,901	1,066,883
Depreciation for tax-incentive reason (2)	668,603	733,640
Capitalized loan costs	937,829	947,482
Fair value of biological assets	1,425,535	1,317,095
Deferred taxes, net of fair value adjustments	313,464	342,141
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)	115,003	137,928
Derivatives gains (“MtM”) (1)	66,308
Other temporary differences	13,872	18,439
	6,404,634	6,153,495

Non-current assets	1,504,014	7,984,015
Non-current liabilities		12,596
(1)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the passive temporary difference was R$3,065,768 and asset temporary difference of R$3,001,133 (passive temporary difference was R$1,321,614 and asset temporary difference of R$3,552,449 as of December 31, 2024). For the lease line, the passive temporary difference was R$1,767,605 and asset temporary difference was R$2,309,036 (passive temporary difference was R$1,763,847 and asset temporary difference was R$2,370,791 as of December 31, 2024).
(2)Tax depreciation is taken as a benefit only in the income tax calculation bases.

12.1.2 Breakdown of accumulated tax losses and social contribution tax losses carried forward

	12/31/2025	12/31/2024
Tax loss carried forward	3,929,920	3,187,324
Negative tax basis of social contribution carried forward	4,240,000	3,412,700
12.1.3 Roll-forward of deferred tax assets

	12/31/2025	12/31/2024
Opening balance	7,971,419	533,836
Tax loss carried forward	185,649	(413,137)
Negative tax basis of social contribution carried forward	74,457	(149,887)
Provision for judicial liabilities	(55,116)	715
Operating provisions and other losses	122,493	93,545
Exchange rate variation	(3,941,212)	5,000,881
Derivative (gains) losses (“MtM”)	(2,297,143)	2,908,925
Amortization of fair value adjustments arising from business combinations	23,905	193
Unrealized profit on inventories	(301,417)	387,579
Leases	(65,513)	250,834
Goodwill - tax benefit on unamortized goodwill	(288,232)	(288,233)
Property, plant and equipment - deemed cost	80,982	70,600
Depreciation accelerated for tax-incentive reason	65,037	66,217
Capitalized loan costs	9,653	(307,419)
Fair value of biological assets	(108,440)	(201,663)
Credits on exclusion of ICMS from the PIS/COFINS tax base	22,925	12,763
Other temporary differences	4,567	5,670
Closing balance	1,504,014	7,971,419
12.2 Reconciliation of the effects of income tax and social contribution on profit or loss

	12/31/2025	12/31/2024	12/31/2023
Net income (loss) before taxes	20,411,174	(13,111,053)	17,997,216
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(6,939,799)	4,457,758	(6,119,053)

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	(323,634)	484,717	1,688,656
Equity method	(32,580)	(4,707)	(6,589)
Thin capitalization			(46,796)
Interest on own capital		850,000	510,000
Credit related to Reintegra Program	11,449	11,896	7,176
Director bonuses	(26,950)	(9,587)	(4,907)
Tax incentives (Note 12.3)	289,309	336,541	128,650
Other (additions)/exclusions permanent	48,718	(60,271)	(47,972)
	(6,973,487)	6,066,347	(3,890,835)
Income tax
Current	(409,896)	(999,421)	(352,577)
Deferred	(4,733,439)	5,482,647	(2,561,991)
	(5,143,335)	4,483,226	(2,914,568)
Social Contribution
Current	(108,483)	(366,178)	(42,815)
Deferred	(1,721,669)	1,949,299	(933,452)
	(1,830,152)	1,583,121	(976,267)
Income and social contribution benefits (expenses) on the period	(6,973,487)	6,066,347	(3,890,835)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.

12.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2034
12.4 OECD PILLAR TWO MODEL RULES
In December 2021, the Organisation for Economic Co-operation and Development (“OECD”) announced the guidelines for the Pillar Two model, aiming for a reform in international corporate taxation to ensure that multinational economic groups, covered by such regulations, contribute an effective minimum tax at a rate of 15% on profits. Each country's effective profit tax rate, as calculated by this model, is called the GloBE (Global Anti-Base Erosion Rules) effective tax rate. These rules await approval in the local legislation of each country. In the context of Suzano, compliance with OECD guidelines on international taxation is a strategic priority.
Many countries have already released legislation or plans on the adoption of Pillar Two rules and the calculation of GloBE revenue, considering the global minimum rate of 15% for multinationals with consolidated revenue above EUR750 million.
Since 2024, the Company has been subject to these new rules in certain European jurisdictions where it operates, with Austria standing out as a relevant operation.
As of 2025, the Company is subject to the Additional Social Contribution on Net Income (CSLL), which is the Brazilian legislation's response to the GloBE rules and affects business groups with an IRPJ and CSLL tax burden of less than 15% in Brazil.
Based on the calculations performed under the GloBE Simplifying Transition Rules (RSGT), there is no impact on the financial statements in relation to this matter.
The Company reaffirms its commitment to tax compliance and will continue to carry out the necessary actions to ensure the proper implementation of the new rule in the jurisdictions where it operates, in line with global best practices and current legislation.